As filed with the Securities and Exchange Commission on March 7, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22552

Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York  10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

The Rochdale International Trade Fixed Income Fund (RITFI)
Semi-Annual Report

December 31, 2012

Dear Fellow Shareholders,

Since the launch of the Rochdale International Trade Fixed Income Fund (“RITFI” or the “Fund”) on August 1, 2012, we have been pleased with the investment process of this unique opportunity.  The Fund invests in a diverse selection of trade finance, structured trade finance, export finance and project finance debt obligations of companies, banks and sovereign entities located and/or active in the global emerging markets.  Our goal is to provide attractive returns, low volatility, and low correlation to the equity and fixed income market.  For investors, we believe the benefit of RITFI lies in the value of having access to an asset class with low expected economic risk that brings interest rate and geographical diversification to a traditional fixed income portfolio while seeking to protect the overall portfolio during global equity market declines.

RITFI invests in short term floating rate securities, which generate income from trade finance loans.  This is a relatively attractive investment for clients seeking higher yields versus the current low interest rate environment currently in U.S. fixed income markets.  The floating rate component helps to mitigate potential rises in interest rates since most loans are quoted as a percentage greater than US$ LIBOR.

As of December 31, 2012, the cumulative total return since inception for RITFI was +0.97%. Given that the Fund recently commenced, it is normal for the first few quarters to incur organizational start-up expenses and certain amount of cash drag as the portfolio is built.  As December 31, 2012, cash in the Fund has been reduced to 23%, with the target being between 10-20% due to continually maturing loans.

Since originating the Fund, we have been disciplined in our selection process and are pleased to report the estimated yield to maturity of the invested loans is now approximately 5.79%.  Moreover, in accordance with our objective of protecting capital from potential rising interest rates by investing in short duration securities, the average life of the loans is 1.18 years.  All loans are marked to par, or very close in all cases (95% or higher), and collectively make up a diverse portfolio of holdings, with many different countries represented as an approximate percentage of total net assets, such as Angola (8%), India (8%), Russia (7%), Brazil (4%), Ukraine (4%), and Colombia (4%).

570 Lexington Ave. New York, NY 10022   |   800-245-9888   |   www.rochdale.com   |   info@rochdale.com

SAN FRANCISCO     |     ORLANDO     |     DALLAS    |     RICHMOND

Going forward, as we continue to build up the portfolio of loans, we will seek to meet our long-term, net return target of 2.75% to 3.50% above 3 to 6 month US$ LIBOR.  Moreover, with financial market volatility likely to remain high for the foreseeable future, we believe the low correlated nature of RITFI will continue to provide significant diversification benefits and help improve the risk/return profile of overall shareholder portfolios.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF
Chief Executive Officer & President
Rochdale Investment Management LLC

Important Disclosures

Investment products are not bank deposits or obligations of or guaranteed by City National Bank or any subsidiary or affiliate and are not insured by the FDIC, they involve risk, including the possible loss of principal.

Performance quoted represents past performance and is unaudited. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses.  The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800.  Please read it carefully before investing.  RIM Securities LLC, the affiliated broker dealer for Rochdale Investment Management LLC and the Distributor of the Fund, 570 Lexington Avenue, New York, NY 10022.

This publication is for informational purposes only and is being furnished on a confidential basis to a limited number of prospective investors. This publication is not intended to be a solicitation, offering, or recommendation to buy any security of Rochdale Investment Management or its affiliates or subsidiaries or otherwise. Any such offering may be made only by means of a Private Offering Memorandum to be furnished to qualified prospective investors at a later date and any conflicting information contained herein will be superseded in its entirety by such Private Offering Memorandum. Investors should review the Private Offering Memorandum (including, without limitation, the information therein as to the conflicts and risks) prior to making an investment decision. The information contained herein is confidential and may not be reproduced in whole or part or distributed to third parties. None of Rochdale Investment Management LLC, or its affiliates or subsidiaries, are authorized to make representations with respect to the treatment of an investment from an investor's perspective. Investors must rely upon their own examination of the terms of any offering and upon their own representatives and professional advisors, which may include legal counsel and accountants as to the accounting and tax treatment, suitability for such investor, and the legal and other aspects of an investment in the product.

570 Lexington Ave. New York, NY 10022   |   800-245-9888   |   www.rochdale.com   |   info@rochdale.com

SAN FRANCISCO     |     ORLANDO     |     DALLAS    |     RICHMOND

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the Rochdale Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to the latest prospectus.

The Rochdale International Trade Fixed Income Fund (“RITFI” or the “Fund”) is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Prospectus and may be inaccurate and may also affect the value and expenses of the Fund.

RITFI invests in trade finance related securities, specifically structured trade finance, project finance or export finance and assumes the credit risk associated with these securities. The Fund is non-diversified and therefore more susceptible than a diversified fund to any single economic, financial, legal, political or regulatory occurrence that may affect the particular market, sector or industry in which the fund has a concentrated investment. A non diversified portfolio may generate more volatility, short sales or utilization of leverage may increase this volatility and potential for loss. Investors should be aware that there are risks associated specifically with emerging markets such as regulatory and reporting standards that may be less stringent, additional taxes and legal infrastructures that may provide less protection. Investing in international markets carries risks such as currency fluctuation, regulatory risks, economic and political instability. Additionally, there may be event risks resulting from fraud and negligence as well as credit risk resulting from an issuer defaulting in payments.

Alternative investments are speculative and entail substantial risks. There is no guarantee investment objectives will be met.

Certain information may be based on information received from sources Rochdale Investment Management considers reliable; Rochdale Investment Management does not represent that such information is accurate or complete. Certain statements contained herein may constitute “projections,” “forecasts” and other “forward-looking statements” which do not reflect actual results and are based primarily upon applying retroactively a hypothetical set of assumptions to certain historical financial information. Any opinions, projections, forecasts and forward-looking statements presented herein are valid only as of the date of this document and are subject to change.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

The mention of a security should not be considered a recommendation to buy or a solicitation to sell a security.

570 Lexington Ave. New York, NY 10022   |   800-245-9888   |   www.rochdale.com   |   info@rochdale.com

SAN FRANCISCO     |     ORLANDO     |     DALLAS    |     RICHMOND

Rochdale Investment Management LLC will serve as the investment manager for the assets of the Rochdale International Trade Fixed Income Fund. As such, Rochdale is solely responsible for all activities involving the promotion, presentation and sale as well as the determination of client suitability and certification that investors meet the standards necessary to invest. This is not the responsibility of any broker or other party who mutually services an investor with this product.

570 Lexington Ave. New York, NY 10022   |   800-245-9888   |   www.rochdale.com   |   info@rochdale.com

SAN FRANCISCO     |     ORLANDO     |     DALLAS    |     RICHMOND

Rochdale International Trade Fixed Income Fund

Financial Statements

December 31, 2012

Rochdale International Trade Fixed Income Fund

Financial Statements

December 31, 2012

TABLE OF CONTENTS

Page

Financial Statements
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Schedule of Investments	6-7
Investment Breakdown	8
Notes to Financial Statements	9-19
Financial Highlights	20

Additional Information

Rochdale International Trade Fixed Income Fund

Statement of Assets and Liabilities

December 31, 2012 (Unaudited)

ASSETS
Investments in securities, at fair value (cost $18,984,524)	$19,047,849
Cash	5,222,040
Interest receivable	105,022
Deferred offering costs	46,332
Prepaid expenses	9,832

Total Assets	24,431,075

LIABILITIES
Payable for investments purchased	1,499,861
Distribution payable	102,792
Accrued professional fees	14,320
Payable to Adviser	12,340
Investor servicing fee payable	10,533
Accrued loan servicing fees	8,750
Accrued expenses and other liabilities	5,181

Total Liabilities	1,653,777

NET ASSETS	$22,777,298

Shares outstanding
(Unlimited number of shares authorized, no par value)	906,851.82

Net asset value per share (net assets/shares outstanding)	$25.12

COMPONENTS OF NET ASSETS
Paid in capital	$22,675,780
Undistributed net investment income	17,564
Accumulated net realized gain on investments	20,629
Net unrealized appreciation on investments	63,325
Total Net Assets	$22,777,298

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Statement of Operations

Period August 1, 2012 (commencement of operations) to December 31, 2012 (1)

INVESTMENT INCOME
Interest income	$228,599
Bank loan fee income	16,562

Investment Income	245,161

EXPENSES
Management fees	57,641
Professional fees	43,741
Deferred offering costs	33,095
Fund administration fees	18,587
Investor servicing fees	16,469
Loan servicing fees	15,625
Fund accounting fees	14,933
Transfer agent fees	11,717
Transfer fees	10,917
Custody fees	9,100
Trustee fees	7,734
Registration expense	7,052
Insurance expense	931
Other expenses	2,739

Total Expenses	250,281
Add: interest expense	325
Less: expenses waived and reimbursed	(126,764)

Net Expenses	123,842

Net Investment Income	121,319

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	27,491
Net change in unrealized appreciation/depreciation on investments	63,325

Net Realized and Unrealized Gain on Investments	90,816

Net Increase in Net Assets Resulting from Operations	$212,135

(1) Unaudited.

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Statements of Changes in Net Assets

Period August 1, 2012 (commencement of operations) to December 31, 2012 (1)

FROM OPERATIONS
Net investment income	$121,319
Net realized gain on investments	27,491
Net change in unrealized appreciation/depreciation on investments	63,325

Net Increase in Net Assets Resulting from Operations	212,135

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(103,755)
From net realized gain	(6,862)

Total Distributions to Shareholders	(110,617)

INCREASE FROM TRANSACTIONS IN NET ASSETS
Proceeds from sales of shares	22,617,955
Reinvestment of distributions	7,825

Net Increase from Transactions in Net Assets	22,625,780

Total Increase in Net Assets	22,727,298

NET ASSETS
Beginning of period	50,000

End of period	$22,777,298

Undistributed net investment income	$17,564

CHANGE IN SHARES
Shares sold	904,540.30
Shares issued on reinvestment of distribution	311.52
Net increase	904,851.82

(1) Unaudited.

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Statement of Cash Flows

Period August 1, 2012 (commencement of operations) to December 31, 2012 (1)

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$212,135
Adjustments to reconcile net increase in net assets
resulting from operations to net cash used in operating activities:
Purchases of investments	(21,061,659)
Sales of investments	2,133,573
Net realized gain on investments	(27,491)
Net change in unrealized appreciation/depreciation on investments	(63,325)
Net discount accretion on investments	(28,947)
Change in Operating Assets and Liabilities:
Interest receivable	(105,022)
Deferred offering costs	(46,332)
Prepaid expenses	(9,832)
Payable for investments purchased	1,499,861
Accrued professional fees	14,320
Payable to Adviser	12,340
Investor servicing fee payable	10,533
Accrued loan servicing fees	8,750
Accrued expenses and other liabilities	5,181

Net cash used in operating activities	(17,445,915)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares	22,617,955

Net cash from financing activities	22,617,955

Net change in cash and cash equivalents	5,172,040

CASH AND CASH EQUIVALENTS
Beginning of period	50,000

End of period	$5,222,040

Supplemental disclosure of cash flow information:
Distribution payable	$102,792
Reinvestment of distributions	7,825

(1) Unaudited.

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Schedule of Investments

December 31, 2012 (Unaudited)

	Percentage of	Coupon		Maturity
Long-Term Investments:	Net Assets	Rate (a)		Date	Cost	Fair Value

Asset Backed Securities:
Hong Kong
Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012, Aggregate Cost $1,044,550) (b)(c)	4.55%	14.31%		02/12/2016	$1,042,494	$1,036,810

Turkey
Yapi DPR Finance Co. Series 2010-1 - Class A	1.79	0.95		11/21/2014	407,496	407,486

Total Asset Backed Securities	6.34				1,449,990	1,444,296

Bill of Exchange:
United States
Brightstar Corp.	4.36	0.00	(d)	02/27/2013	993,909	992,615

Total Bill of Exchange	4.36				993,909	992,615

Corporate Bank Loans:
Angola
Ministry of Finance of the Republic of Angola	4.35	6.17		02/24/2018	990,630	990,500
TAAG Linhas Aereas de Angola	3.42	6.31		06/01/2016	780,715	778,167

Azerbaijan
Azerbaijan Railways	4.23	4.21		01/09/2015	957,092	964,505

Brazil
Amaggi Exportacao Importacao Ltd.	4.39	3.21		08/29/2014	993,549	1,000,000

Colombia
Tuscany International Drilling Inc.	4.22	6.81		09/14/2017	955,112	962,121

India
Bajaj Hindusthan Sugar & Industries Ltd. - IFC Term B1	3.20	1.93		03/15/2014	737,862	729,375
Twin Start Mauritius Holdings Ltd. - Vendala Resources PLC	4.30	3.46		12/07/2014	974,082	980,000

Kazakhstan
Eastcomtrans Kazakhstan	3.84	6.21		04/01/2016	868,620	874,746

Macedonia
Solway Investment Group United and Solway Industries Ltd. (Solway)	4.31	6.21		05/09/2016	970,122	982,424

Mongolia
Just Group LLC	4.36	7.21		10/10/2014	993,467	993,500
Shunkhlai LLC	4.39	4.50		08/24/2013	991,950	999,500

Panama
Banana International Corp. BIC	4.34	8.00		06/15/2015	987,500	987,500

Russia
Mechel (Tranche A)	1.41	5.31		08/07/2015	323,747	320,129
Mechel (Tranche B)	2.84	5.31		08/10/2015	647,779	647,370
Rosneft	2.58	1.46		02/07/2013	579,308	587,417

Tanzania
Export Trading Group Pte	3.61	3.21		08/01/2013	821,535	823,213

Ukraine
Metinvest BV	4.34	5.10		05/31/2015	980,147	987,500

United Arab Emirates
Ammalay Commodities Dubai, REI-AGRO	4.41	6.31		04/29/2016	990,418	1,004,000

United Kingdom
Stemcor Holdings Ltd.	4.39	2.70		04/30/2013	996,990	998,971

Total Corporate Bank Loans	72.93				16,540,625	16,610,938

Total Investments	83.63%				$18,984,524	$19,047,849

(a) Variable rate.
(b) 144a restricted security.
(c) Private placement.
(d) Zero rate coupon.

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund
Schedule of Investments, Continued
December 31, 2012 (Unaudited)

Percentage of
Sector	Net Assets
Basic Industry	25.95%
Consumer Non-Cyclical	19.95%
Financial	10.69%
Oil & Gas	11.19%
Services	11.49%
Telecommunication	4.36%
Total Investments	83.63%

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund
Country Representation as of December 31, 2012 (Unaudited)
(% of Total Investments)

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Rochdale International Trade Fixed Income Fund (the “Fund”) is a Delaware statutory trust formed in May 2008.  The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end management investment company.  The Fund commenced operations on August 1, 2012.  The Fund’s investment objective is to provide interest income from investments in floating rate trade finance related securities and other floating and fixed income securities.

The Fund is non-diversified.  Compared to a diversified fund, it may invest a higher percentage of its assets among fewer issuers of portfolio securities.  This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

Rochdale Investment Management LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund.  The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

The Fund pursues its investment objectives by investing primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

Trade finance is a long-established form of commercial financing that involves providing producers, traders, distributors and end users with short and medium term loans or other forms of debt obligations.   Trade finance is a major loan asset class for many of the world’s commercial banks as trade finance is an important source of funding in emerging markets.  Trade finance is typically used to finance critical commodity imports such as soft commodities (e.g., rice, wheat and soybeans) required to feed the population and oil, coal, ferrous and non-ferrous metals which provide inputs for the functioning of an evolving economy.  For emerging economies that are exporters of commodities, payments made in advance (“prepayments”) and prior to export sale (“pre export finance”) provide a way for banks or other lenders to lend to local producers against future earnings.

The Fund’s investments are expected to consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects.  These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange and other negotiable instruments, as well as insurance covering trade and trade credits.  The Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, derivative or any other appropriate financial instrument.  The Fund may also take positions in traditional assets including bonds, equities, and foreign exchange instruments, as well as derivatives for the purpose of hedging and

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

1.   Organization (continued)

investment.  Under normal circumstances, the Fund will invest at least 80% of its total assets in trade finance related securities.  Up to 20% of the Fund’s assets may be invested in other types of securities and money market instruments.  It is the Sub-Adviser’s intent to focus the Fund’s investments in trade finance related securities.

At least 25% of the Fund’s total assets will be invested so that in the Sub-Adviser’s opinion either (i) such securities can be sold or disposed of in the ordinary course of business at approximately the price used in computing the Fund’s net asset value during ordinary times, in the period of time equal to the period of time available to the Fund for paying redemption proceeds, or (ii) a sufficient amount of securities will mature before the next Redemption Payment Date.  This policy is fundamental and may only be changed by a vote of Shareholders. In the event that the volatility of the price of a security constituting an investment by the Fund is greater than 135% of such security’s average volatility during the previous three years (in cases where the historical volatility of such security can reasonably be determined), such security will be deemed to be a security which cannot be sold or disposed of in the ordinary course.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the confidential private offering memorandum of the Fund (the “Offering Memorandum”).

The Fund’s Offering Memorandum applies to the offering of common shares (“Shares”) of the Fund.  Each investor in the Fund (each, a “Shareholder”) must have a client relationship with the Adviser and must certify to being an “accredited investor” under Federal securities law (see Note 8 – Shareholders’ Equity).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities (see Note 3 – Investments).

Investments Valuation

Investments are carried at fair value.  Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.  Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded.  If no sales of particular securities are reported on a particular day, the securities will be valued based on

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service.  Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share.  Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity and will base its estimation of fair value on this presumption.  Where the Sub-Adviser decides that the Fund will not to hold the security to maturity, the basis of its fair value estimates will differ.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset.  When making a determination of the fair value of a trade finance-related security, the Sub-Adviser will consider a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value.  The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Sub-Adviser will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation.  Where investments are valued using this methodology and are valued by the Sub-Adviser, they will be considered Level 3 assets.  Where investments are valued independently by a third party, such as Debtdomain, using such a methodology they will be considered Level 2 assets.

Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally relies on the Sub-Adviser’s good faith estimate, or, if and when appropriate, the Manager or Sub-Adviser may provide for using a third-party pricing system, agent, or dealer selected by the Sub-Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading.  When appropriate the Manager and Sub-Adviser may determine a security’s fair value based on an assessment of multiple factors, including the value provided by an independent third

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

party, but which may not agree with the specific price from such third party providing such service.  The Board will monitor periodically the reasonableness of valuations provided by any such pricing service.  Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost (or, if purchased at a discount, then at its accredited cost), so long as such valuations are determined by the Board in good faith to represent fair value.

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, less an appropriate discount determined at the discretion of the Sub-Adviser (or if deemed appropriate in the Sub-Adviser’s discretion, by an independent third party), based on the nature and term of the restrictions.  Investments valued under this methodology are considered Level 2 assets.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on an accrual basis.  Realized and unrealized gains and losses are included in the determination of income.

Deferred Offering Costs

Offering Costs are capitalized and will be expensed over 12 months on a straight-line basis (see Note 5 – Expense Reimbursement).  At December 31, 2012, the remaining cumulative amount of offering costs available for recoupment by the Adviser amounted to $46,332.

Organization Expenses

Expenses incurred by the Fund in connection with the organization were expensed as incurred.  Subsequent to its formation, the Fund incurred organizational costs, which were reimbursed by the Adviser.  The Manager agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 5 – Expense Reimbursement).

Fund Expenses

The Fund pays its expenses, other than such expenses that the Manager assumes (pursuant to the Investment Management Agreement) or waives and/or reimburses (pursuant to the Manager’s agreement to waive and/or reimburse the Fund’s expenses).  The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fund Expenses (continued)

organization of the Fund, including any offering expenses; brokerage commissions; interest and fees on any borrowings by the Fund; fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective investments by the Fund), including foreign legal counsel; independent auditors; fees and expenses in connection with repurchase offers and any repurchases of Shares; taxes and governmental fees (including tax preparation fees); custody fees; expenses of preparing, printing, and distributing offering memoranda or prospectuses, statements of additional information, and any other material (and any supplements or amendments thereto), reports, notices, other communications to Shareholders, and proxy material; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Shareholders’ meetings; expenses of corporate data processing and related services; Shareholder record keeping and Shareholder account services, fees, and disbursements; fees and expenses of the Trustees, insurance premiums; fees for Investor Services, extraordinary expenses such as litigation expenses and other types of expenses as may be approved from time to time by the Board.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders.  Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require an accrual or that could affect the Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations.

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations.  The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Distributions to Shareholders

Distributions paid to Shareholders by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, regardless of how long a Shareholder has held his or her Shares.  All other dividends paid to a Shareholder by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax at the ordinary income rate.

Dividends and other taxable distributions are taxable to a Shareholder even if they are reinvested in additional Shares of the Fund.  Dividends and other distributions paid by the Fund are generally treated as being received by a Shareholder at the time the dividend or distribution is made.  If, however, the Fund pays a Shareholder a dividend in January that was declared in the previous October, November or December and a Shareholder was a Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by such Shareholder on December 31 of the year in which the dividend was declared.

The price of Shares purchased at any time may reflect the amount of a forthcoming distribution.  If a Shareholder purchases Shares just prior to a distribution, he or she will receive a distribution that will be taxable to him or her even though it represents in part a return of his or her invested capital.

Subsequent Events

In preparing these financial statements, the Fund has evaluated events after December 31, 2012 that would require adjustment to or additional disclosure in these financial statements (see Note 11 – Subsequent Events).

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

3.	Investments

The following are the classes of investments at December 31, 2012 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

Long Term Investments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Backed Securities	$-	$1,444,296	$-	$1,444,296
Bill of Exchange	-	992,615	-	992,615
Corporate Bank Loans	-	16,610,938	-	16,610,938
Total Investments	$-	$19,047,849	$-	$19,047,849

From August 1, 2012 (commencement of operations) to December 31, 2012, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in US GAAP and the International Financial Reporting Standards (“IFRS”).  This requirement amends FASB Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRS.  This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

4.	Investment Management

The Fund has an Investment Management Agreement (the “Agreement”) with the Adviser, an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”), to serve as the investment adviser for the Fund.  Under the terms of the Agreement, the Fund compensates the Manager for its management services at the annual rate of 0.70% of the Fund’s average month end net assets.

The Manager entered into a sub-investment advisory agreement (“Sub-Investment Advisory Agreement”) with the Sub-Adviser, a limited liability partnership formed in England whose Managing Member is GML International Limited.  The Sub-Adviser is an investment adviser registered under the Advisers Act.  The Sub-Adviser has investment discretion to manage the investments of the Fund and is responsible for performing credit analysis, due diligence on each specific investment included in the portfolio and overall portfolio risk management, subject to the general supervision of the Manager.  Out of the 0.70% investment management

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

4.	Investment Management (continued)

fee, the Manager retains 0.25% and compensates the Sub-Adviser at the annual rate of 0.45%.

From August 1, 2012 (commencement of operations) to December 31, 2012, management fees of $57,641 were accrued by the Fund.  Management fees paid to the Adviser were entirely offset by fee waivers for the period (see Note 5 – Expense Reimbursement).

5.	Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Fund to the extent needed to limit the Fund’s combined annual operating expenses to 1.50% of net assets (the “Expense Limitation Agreement”) during the period ending one year from the commencement of the Fund’s operations.  The Manager may agree to extend the Expense Limitation Agreement after the expiration of its initial term.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed.

For the period from August 1, 2012 (commencement of operations) to December 31, 2012, the Manager waived $126,764 of fees and expenses, which may be recouped by the Manager no later than June 30, 2016.  At December 31, 2012, the remaining cumulative amount of fees and expenses available for recoupment by the Adviser amounted to $264,518, which includes offering costs and organizational expenses reimbursed by the Adviser prior to the Fund’s commencement of operations of $79,427 and $58,327, respectively.

At December 31, 2012, the Adviser may recapture a portion of these amounts no later than the dates stated below:

Amount	Expiration

$178	June 30, 2013
56,707	June 30, 2014
77,869	June 30, 2015
129,764	June 30, 2016
$264,518

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

6.	Investor Servicing Arrangements

The Fund will pay a fee to RIM Securities LLC, an affiliate of the Manager, as Sales Agent to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services to investors in the Fund that are their customers (“Investor Service Providers”).  This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.20% (on an annualized basis) of the aggregate value of outstanding Shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar month (before any repurchase of Shares); or (ii) the Sales Agent’s actual payments to the Investment Service Provider.

7.	Loan Servicing Agreement

The Sub-Adviser also acts as the Fund’s loan servicing agent.  Under the terms of the Loan Servicing Agreement among and between the Manager, the Fund and the Sub-Adviser (the “Loan Servicing Agreement”), the Sub-Adviser will communicate the details of all loan purchases and sales to the administrator, reconcile the Fund’s cash accounts with the cash account records of the custodian and provide such reconciliations to the administrator, communicate with obligors in relation to their timely making of interest, principal and/or amortization payments in relation to loan assets owned by the Fund and in order to resolve wire transmission queries with respect of any such payments, notify the Manager following a failure of an obligor to make any scheduled payment, provide the Manager with reports in respect of loan servicing, act as the central point of contact for clarification queries from the custodian and administrator, and maintain an up-to-date “Sub-Adviser Portfolio Blotter” of all interest, principal and amortization payments in relation to loan assets owned by the Fund.  For its services provided under the Loan Servicing Agreement, the Fund will pay the Sub-Adviser the following fees: (a) an upfront, one time, set-up fee of $10,000 and (b) a monthly fee payable in arrears as the greater of (i) $2,291 or (ii) either (x) 0.025% of the gross assets of the Fund if total gross assets are less than or (y) 0.0225% of the gross assets of the Fund if total gross assets are greater than $1 billion.

8.	Shareholders’ Equity

Shareholders must subscribe for a minimum initial investment in the Fund of $50,000, which minimum may be waived by the Adviser.  Brokers selling Shares may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services.  The Fund is an illiquid investment and no Shareholder will have the right to require the Fund to redeem its Shares.

The Shares are subject to substantial restrictions on transferability and resale.  Although the Fund may offer to repurchase Shares from time to time, it is not obligated to do so and

Rochdale International Trade Fixed Income Fund

Notes to Financial Statements (Unaudited)

8.	Shareholders’ Equity (continued)

Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for interests or Shares of any other fund, as the Fund is a closed-end investment company.

9.	Investment Transactions

From August 1, 2012 (commencement of operations) to December 31, 2012, excluding short-term securities and U.S. Government securities, purchases of investments amounted to $21,061,659 and sales of investments amounted to $2,133,573.  There were no purchases or sales of U.S. Government securities during the period August 1, 2012 to December 31, 2012.

10.	Tax Information

Since the Fund commenced operations on August 1, 2012, tax adjustments will not be provided until the Fund’s annual report for the period ended June 30, 2013.

11.	Subsequent Events

A Joint Special Meeting of Shareholders of the Fund will be held on March 28, 2013 for the purpose of electing members to the Board of the Fund.  The Board of Trustees of Rochdale International Trade Fixed Income Fund have concluded that it would be appropriate for Irwin G. Barnet, Esq., Andrew S. Clare, Daniel A. Hanwacker, Jon C. Hunt, Vernon C. Kozlen, Jay C. Nadel, William R. Sweet, and James R. Wolford (collectively, the “Candidates”) to serve on the Board and have nominated them for election to the Board.  Shareholders of the Fund are now being asked to vote for the election of the Candidates to the Board.

Rochdale International Trade Fixed Income Fund

Financial Highlights

Period August 1, 2012 (commencement of operations) to December 31, 2012 (1)

PER SHARE OPERATING PERFORMANCE
Net Asset Value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.24

Less Distributions:
From net investment income	(0.11)
From net realized gain	(0.01)
Total distributions	(0.12)
Net asset value, end of period	$25.12

TOTAL RETURN - NET	0.97%	(2)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$22,777
Portfolio Turnover	15.07%	(2)

Ratio of Net Investment Income to Average Net Assets:
Before waivers/reimbursements or recoupment	(0.07)%	(3)
After waivers/reimbursements or recoupment	1.47%	(3)

Ratio of Expenses to Average Net Assets:
Before waivers/reimbursements or recoupment	3.04%	(3)
After waivers/reimbursements or recoupment	1.50%	(3)

(1) Unaudited.
(2) Not Annualized.
(3) Annualized.

Total return is calculated for all Shareholders taken as a whole and an individual Shareholder's return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Shareholders taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Shareholder's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Rochdale International Trade Fixed Income Fund

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale International Trade Fixed Income Fund

By (Signature and Title)     /s/ Garrett R. D’Alessandro
                                                     Garrett R. D’Alessandro, President

Date               3/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Garrett R. D’Alessandro
                                                     Garrett R. D’Alessandro, President

Date               3/6/13

By (Signature and Title)      /s/ William O’Donnell
                                                      William O’Donnell, Treasurer

Date               3/6/13